Commitments	12 Months Ended
Aug. 31, 2021
Commitments
Commitments

27. Commitments

In addition to the obligations under leases [note 15], the Company is subject to supply agreements with minimum spend commitments. The amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years, is as follows:

$
2022	959,000
2023	685,000
2024	228,000